Summary of Significant Accounting Policies - Schedule of Net Revenues Disaggregated by Product Category (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	$ 6,421,371	$ 6,989,746	$ 25,165,733	$ 19,492,606
Builds [Member]
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	6,407,899	6,899,354
Total revenues, net			24,771,840	19,317,837
Warranty and other [Member]
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	$ 13,472	$ 90,392
Total revenues, net			$ 393,893	$ 174,769